21. Provisions for pensions and similar obligations (Details 18)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of medical cost trend rates [member]
Actuarial Assumptions Adopted in Calculations
Nominal Discount Rate for Actuarial Obligation	7.10%	7.20%	9.30%
Rate Calculation of Interest Under Assets to the Next Year	7.10%	7.20%	9.30%
Estimated Long-term Inflation Rate	3.30%	3.50%	4.00%
Estimated Salary Increase Rate		4.00%	5.00%
Mortality tables	AT2000	AT2000	AT2000
Actuarial assumption of expected rates of pension increases [member]
Actuarial Assumptions Adopted in Calculations
Nominal Discount Rate for Actuarial Obligation	6.80%	7.10%	9.10%
Rate Calculation of Interest Under Assets to the Next Year	6.80%	7.10%	9.10%
Estimated Long-term Inflation Rate	3.30%	3.50%	4.00%
Estimated Salary Increase Rate	3.80%	4.00%	5.00%
Mortality tables	AT2000	AT2000	AT2000